Pledged assets - Summary of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 717,841	₩ 1,087,349
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	34,473,552	33,903,173
Securities | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 16,284,795	₩ 14,516,567
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Customer RP, etc	Borrowings, Settlement security for Bank of Korea, Customer RP, etc
Securities | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 14,944,525	₩ 15,328,573
Reasons for collateral	Customer RP, etc	Customer RP, etc
Securities | Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 3,244,232	₩ 4,058,033
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc
Deposits | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 958,206	₩ 784,626
Reasons for collateral	Borrowings, etc	Borrowings, etc
Property and Equipment (real estate)
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 300,352	₩ 301,098
Reasons for collateral	Establishing the right to collateral security, etc	Establishing the right to collateral security, etc
Other financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 0	₩ 355
Reasons for collateral	Performance guarantee, etc	Performance guarantee, etc
Assets pledged as collateral
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 35,732,110	₩ 34,989,252